Common Shares, Stock Options And Preferred Shares	12 Months Ended
Dec. 31, 2011
Common Shares, Stock Options And Preferred Shares [Abstract]
Common Shares, Stock Options And Preferred Shares
15. Common Shares, Stock Options and Preferred Shares:

The Board of Directors from time to time has authorized acquisitions of the Company's common shares.  During the three year period ended December 31, 2011, the Company acquired 4,949 common shares at an average price of $34.92 per common share, all in connection with stock option exercises.  At December 31, 2011, the Company is authorized to repurchase 11,987,880 common shares.

As of December 31, 2011, the Company has two share-based plans: a fixed stock option plan and a senior executive warrant plan.  The fixed stock option plan provides for the issuance of stock options and stock appreciation rights to non-employee directors and certain employees at not less than the fair market value of the underlying stock at the date of grant.  Options granted to employees under this plan are intended to qualify as incentive stock options to the extent permitted under the Internal Revenue Code and become exercisable in five equal annual instalments starting one year from date of grant.  Options granted to non-employee directors become exercisable in four equal annual instalments starting one year from date of grant.  No stock appreciation rights have been granted.  As of December 31, 2011, 1,057,250 shares were available for grant under the plan.

On March 6, 2006, the Company's Board of Directors, upon the recommendation of the Compensation Committee of the Board, approved, subject to shareholder approval, the grant of warrants to purchase 2,000,000 common shares to each of the Company's Chairman and President at an exercise price equal to $28.515 per share (105% of the closing price per share of a common share on that date).  In May 2006, shareholder approval was received and the warrants were issued; the warrants vested over a four year period and were scheduled by their terms to expire on March 5, 2011.  In February 2011, each of the Company's Chairman and President exercised these warrants, on a cashless exercise basis, pursuant to which they each received 261,599 common shares (determined using a value per share of $32.806 as set forth in the warrant).  All of the common shares obtained upon exercise of the warrants were immediately sold in a private transaction.

On March 7, 2011, the Compensation Committee of the Company's Board of Directors granted warrants to purchase 2,000,000 common shares to each of the Company's Chairman and President at an exercise price of $33.84 per share (105% of the closing price per share of a common share on the grant date), subject to shareholder approval.  In May 2011, the required shareholder approval was received and the warrants were issued.  The warrants expire in 2016 and vest in five equal tranches with 20% vesting on the date shareholder approval was received and an additional 20% vesting in each subsequent year.  Compensation cost was determined as of the approval date and will be recognized in the financial statements over the vesting period of the warrants.  For 2011, the Company recorded share-based compensation expense of $18,941,000 related to this grant of warrants.

Salaries and incentive compensation expense included $23,019,000, $4,067,000 and $10,905,000 for the years ended December 31, 2011, 2010 and 2009, respectively, for share-based compensation expense relating to grants made under the Company's senior executive warrant plan and fixed stock option plan.  Net income decreased by $15,203,000, $3,955,000 and $10,905,000 for 2011, 2010 and 2009, respectively, as a result of the share-based compensation expense.  As of December 31, 2011, total unrecognized compensation cost related to nonvested share-based compensation plans was $43,555,000; this cost is expected to be recognized over a weighted-average period of 1.7 years.

A summary of activity with respect to the Company's stock options for the three years ended December 31, 2011 is as follows:

			Weighted-
	Common	Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Subject	Exercise	Contractual	Intrinsic
	to Option	Prices	Term	Value

Balance at December 31, 2008	2,300,290	$26.29
Granted	12,000	$24.44
Exercised	(47,250)	$20.28		$169,000
Cancelled	(68,800)	$26.38

Balance at December 31, 2009	2,196,240	$26.40
Granted	972,000	$27.17
Exercised	(520,740)	$21.69		$2,809,000
Cancelled	(25,000)	$27.66

Balance at December 31, 2010	2,622,500	$27.61
Granted	12,000	$35.78
Exercised	(255,445)	$27.89		$2,412,000
Cancelled	(127,600)	$27.63

Balance at December 31, 2011	2,251,455	$27.62	3.2 years	$–
Exercisable at December 31, 2011	870,955	$27.83	1.9 years	$–

The following summary presents the weighted-average assumptions used for grants made during each of the three years in the period ended December 31, 2011:

	2011	2010	2009
	Options	Options	Options

Risk free interest rate	1.58%	1.27%	1.99%
Expected volatility	45.25%	45.78%	44.12%
Expected dividend yield	.70%	.87%	.51%
Expected life	4.3 years	4.0 years	4.3 years
Weighted-average fair value per grant	$13.18	$9.09	$8.80

The expected life assumptions were based on historical behavior and incorporated post-vesting forfeitures for each type of award and population identified.  The expected volatility was based on the historical behavior of the Company's stock price.  The assumptions used to value options in 2011 were also used to value the warrants granted during 2011, resulting in a fair value per warrant granted of $13.35.

At December 31, 2011 and 2010, 3,308,755 and 3,564,150, respectively, of the Company's common shares were reserved for stock options, 4,327,317 and 4,279,868, respectively, of the Company's common shares were reserved for the 3¾% Convertible Senior Subordinated Notes and 4,000,000 of the Company's common shares were reserved for warrants.

At December 31, 2011 and 2010, 6,000,000 of preferred shares (redeemable and non-redeemable), par value $1 per share, were authorized and not issued.

One of the Company's subsidiaries maintains a stock option plan for its employees that provides for the granting of stock options that are exercisable into common shares of the subsidiary; however, amounts related to this plan have not been significant.  Salaries and incentive compensation expense include amounts for this plan of $245,000, $193,000 and $201,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

The subsidiary also granted stock appreciation rights to an executive officer that have a seven year term and become exercisable only upon the occurrence of certain events.  The rights are payable in cash unless the subsidiary's shares are publicly listed, in which case the subsidiary may elect to settle the rights in stock.  Because management has determined that the occurrence of the events required for the stock appreciation rights to become exercisable was not probable as of December 31, 2010, no expense or liability relating to the rights has been recorded.  Stock appreciation rights were also granted to a former executive officer; changes to the fair value of these rights are recorded as increases or decreases to selling, general and other expenses.  Increases (decreases) to the fair value of these rights were $(4,447,000), $261,000 and $3,102,000 for the years ended December 31, 2011, 2010 and 2009, respectively.